Consolidated Statements of Changes In Shareholders' Equity - USD ($) $ in Thousands		Ordinary shares [Member]		Additional paid-in capital [Member]		Treasury shares [Member]		Retained earnings [Member]		Total
Balance at Dec. 31, 2014		$ 21		$ 41,245		$ (38)		$ 59,504		$ 100,732
Balance, shares at Dec. 31, 2014	[1]	7,218,633
Exercise of options and RSUs			[2]	943	[3]		[3]		[3]	943	[3]
Exercise of options and RSUs, shares	[1]	65,711
Share-based compensation				1,913						1,913
Dividend								(7,274)		(7,274)
Net income								16,520		16,520
Balance at Dec. 31, 2015		$ 21		44,101		(38)		68,750		112,834
Balance, shares at Dec. 31, 2015	[1]	7,284,344
Exercise of options and RSUs		$ 1		951	[3]		[3]		[3]	952	[3]
Exercise of options and RSUs, shares	[1]	97,269
Share-based compensation				1,781						1,781
Dividend								(7,312)		(7,312)
Net income								13,137		13,137
Balance at Dec. 31, 2016		$ 22		46,833		(38)		74,575		121,392
Balance, shares at Dec. 31, 2016	[1]	7,381,613
Exercise of options and RSUs			[2]	2,651	[3]		[3]		[3]	2,651	[3]
Exercise of options and RSUs, shares	[1]	167,918
Share-based compensation				2,425						2,425
Dividend								(7,382)		(7,382)
Net income								21,714		21,714
Balance at Dec. 31, 2017		$ 22		$ 51,909		$ (38)		$ 88,907		$ 140,800
Balance, shares at Dec. 31, 2017	[1]	7,549,531

[1]	Net of 14,971 shares held by Silicom Inc.
[2]	Less than 1 thousand.
[3]	Restricted share units (hereinafter - "RSUs")